Provision for expected credit losses - Impact of overlays on the provision for ECL on loans and credit commitments (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Provisions for expected credit losses
Overlays	$ 179	$ 432
Loans and credit commitments
Provisions for expected credit losses
Modelled provision for ECL on loans and credit commitments	4,905	4,498
Overlays	179	432
Total provision for ECL on loans and credit commitments	5,084	4,930
Parent Entity
Provisions for expected credit losses
Overlays	197	387
Parent Entity | Loans and credit commitments
Provisions for expected credit losses
Modelled provision for ECL on loans and credit commitments	4,205	3,880
Overlays	197	387
Total provision for ECL on loans and credit commitments	$ 4,402	$ 4,267